CONSOLIDATED BALANCE SHEETS (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Current assets:
Cash and cash equivalents	¥ 193,420	¥ 130,290
Trade notes and accounts receivable, net of allowance for doubtful accounts of ¥496 million on March 31, 2012 and ¥860 million on March 31, 2013:
Notes	10,479	11,207
Accounts	148,606	171,255
Inventories	99,826	91,453
Other current assets	48,359	35,082
Total current assets	500,690	439,287
Marketable securities and other securities investments	15,900	14,818
Investments in and advances to affiliated companies	1,246	754
Long-term Investments, Total	17,146	15,572
Property, plant and equipment:
Land	43,523	39,996
Buildings	159,270	133,911
Machinery and equipment	330,425	289,139
Construction in progress	21,837	22,196
Property, Plant and Equipment, Gross, Total	555,055	485,242
Less-Accumulated depreciation	(277,078)	(254,411)
Long-lived assets	277,977	230,831
Goodwill	132,893	80,525
Other non-current assets, net of allowance for doubtful accounts of ¥506 million on March 31, 2012 and ¥515 million on March 31, 2013	76,146	34,186
Total assets	1,004,852	800,401
Current liabilities:
Short-term borrowings	32,798	86,608
Current portion of long-term debt	133,628	674
Trade notes and accounts payable	134,165	107,345
Accrued expenses	31,854	22,983
Other current liabilities	32,432	34,750
Total current liabilities	364,877	252,360
Long-term liabilities:
Long-term debt	146,271	101,236
Accrued pension and severance costs	19,235	12,715
Other long-term liabilities	21,002	8,479
Total long-term liabilities	186,508	122,430
Commitments and contingencies (Note 21 and 23)
Equity:
Common stock authorized 2012 and 2013: 480,000,000 shares; issued: 2012- 145,075,080 shares / 2013- 145,075,080 shares	66,551	66,551
Additional paid-in capital	70,518	66,762
Retained earnings	322,650	326,777
Accumulated other comprehensive income (loss):
Foreign currency translation adjustments	12,473	(47,911)
Net unrealized gains and losses on securities	1,187	1,013
Net gains and losses on derivative instruments	242	73
Pension liability adjustments	(1,112)	(643)
Treasury stock, at cost: 2012- 8,240,496 shares / 2013- 10,393,522 shares	(57,007)	(42,440)
Total Nidec Corporation shareholders' equity	415,502	370,182
Noncontrolling interests	37,965	55,429
Total equity	453,467	425,611
Total liabilities and equity	¥ 1,004,852	¥ 800,401